ACQUISITIONS (Deferred Tax Liabilities) (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009		Apr. 02, 2009 Rohm And Haas [Member]
Deferred Tax Liabilities Assumed on April 1, 2009, Intangible assets	$ 1,615	$ 1,909	[1]	$ 1,754
Deferred Tax Liabilities Assumed on April 1, 2009, Property	3,084	2,698	[1]	526
Deferred Tax Liabilities Assumed on April 1, 2009, Long-term debt				191
Deferred Tax Liabilities Assumed on April 1, 2009, Inventories				80
Deferred Tax Liabilities Assumed on April 1, 2009, Other accruals and reserves	342	180	[1]	324
Total, deferred tax liabilities	$ 7,491	$ 6,321	[1]	$ 2,875

[1]	The Company assumed $2,875 million of deferred tax liabilities with the April 1, 2009 acquisition of Rohm and Haas; see Note D.